REVENUE AND OTHER INCOME	12 Months Ended
Dec. 31, 2018
Disclosure of REVENUE AND OTHER INCOME [Abstract]
Disclosure of revenue [text block]
5.	REVENUE AND OTHER INCOME

Revenue comprises the fair value of the consideration received or receivable for the sale of goods. An analysis of the Company’s revenue and other income is as follows:

	For the years ended December 31,
	2018	2017	2016
	RMB’000	RMB’000	RMB’000
Revenue
Sale of goods	498,189	821,792	793,745
Other income
Interest income	36	32	1,791
Foreign exchange gain	450	-	-
Gain on disposal of fixed assets	-	70	-
Reversal of provision for litigation claim originally estimated under current liabilities	-	-	1,650
Rental income	14,151	14,151	11,792
	14,637	14,253	15,233